LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Long-Term Debt, Net

Long-term debt, net consisted of the following:

	December 31,
	2017	2016
2015 Credit Facilities (net of unamortized deferred financing costs of $6,919 and $9,611, respectively)	$426,692	$469,116
Aircraft Term Loan	10,167	16,537
2012 Studio City Notes (net of unamortized deferred financing costs of $9,747 and $12,556, respectively)	815,253	812,444
2013 Senior Notes (net of unamortized deferred financing costs of $52,687)	—	947,313
2016 Studio City Credit Facilities	129	129
2016 7.250% SC Secured Notes (net of unamortized deferred financing costs of $13,702 and $16,596, respectively)	836,298	833,404
2016 5.875% SC Secured Notes (net of unamortized deferred financing costs of $4,580 and $6,753, respectively)	345,420	343,247
Philippine Notes (net of unamortized deferred financing costs of $808 and $3,041, respectively)	149,424	298,085
2017 Senior Notes (net of unamortized deferred financing costs and original issue premium of $25,821)	974,179	—

	3,557,562	3,720,275
Current portion of long-term debt (net of unamortized deferred financing costs of $720 and $906, respectively)	(51,032)	(50,583)

	$3,506,530	$3,669,692

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs and Original Issue Premium)

Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premium) as of December 31, 2017 are as follows:

Year ending December 31,
2018	$51,752
2019	548,879
2020	870,116
2021	1,148,392
2022	—
Over 2022	1,000,000

$3,619,139